SHARE-BASED COMPENSATION - Fair value (Details) - $ / shares	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.96%	0.31%	1.63%
Expected life (years)	6 years	6 years 3 months	6 years
Volatility	37.40%	35.80%	34.20%
Fair value of options at grant date per share	$ 4.02	$ 65.55	$ 43.53
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.06%	0.51%	2.35%
Expected life (years)	6 years 6 months	7 years 5 months 4 days	6 years 3 months
Volatility	58.30%	35.90%	35.10%
Fair value of options at grant date per share	$ 74.82	$ 90.06	$ 72.09